Other non-current assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets [Abstract]
Long-term security deposits	£ 941	£ 786
Prepayments	6,264	3,984
Other	137	165
Other	£ 7,342	£ 4,935